NEWMONT EQUITY AND INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic income per common share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted income per common share is computed similarly to basic income per common share except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

	Years Ended December 31,
	2013	2012	2011
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(2,595)	$1,878	$468
Discontinued operations	61	(76)	(136)

	$(2,534)	$1,802	$332

Weighted average common shares (millions):
Basic	498	496	494
Effect of employee stock based awards	—	—	2
Effect of convertible notes	—	3	8

Diluted	498	499	504

Net income (loss) attributable to Newmont stockholders per common share
Basic:
Continuing operations	$(5.21)	$3.79	$0.95
Discontinued operations	0.12	(0.15)	(0.28)

	$(5.09)	$3.64	$0.67

Diluted:
Continuing operations	$(5.21)	$3.76	$0.93
Discontinued operations	0.12	(0.15)	(0.27)

	$(5.09)	$3.61	$0.66